CANDEV RESOURCE EXPLORATION, INC.
#2200 - 1177 West Hastings Street
Vancouver, British Columbia
V6E 2K3
Tel: (604) 688-7526
Fax: (604) 647-0631

Mail Stop 7010

March 2, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Attention:  Anne Nguyen Parker, Branch Chief

Dear Sirs/Mesdames:

Re:	Candev Resource Exploration, Inc. Registration Statement on Form SB-2 File No. 333-140122 Filed February 22, 2007

We are submitting Amendment No. 2 to a Registration Statement on Form SB-2 that is responsive to your comment letter dated March 1, 2007. Candev filed its Amendment No. 1 on Form SB-2 on February 22, 2007.

We have repeated the comments from your letter dated March 1, 2007 below, followed by our responses to your comments. The page numbering below, if any, refers to the same page numbers of the clean copy of the re-filed registration statement.

Exhibit 5.1

  It does not appear that you have complied with prior comment 3. We therefore reissue the comment. Please obtain a new opinion that excludes the statement indicating that you "have assumed ... the due authorization ... by all parties to the documents."

Response

We have deleted the due authorization assumption as requested from our legal opinion and re-file the amended Exhibit 5.1.

We have deleted the following sentence from our legal opinion in Exhibit 5.1:

"In rendering this opinion, we have assumed the legal competency of all parties to the Documents and the due authorization, valid execution, delivery and acceptance of all Documents by all parties thereto."

March 2, 2007

If you have questions, please feel free to contact us.

Yours truly, CANDEV RESOURCE EXPLORATION, INC. Per: /s/ Mark A. McLeary Mark A. McLeary

Encls.

cc: Fraser and Company LLP
Attention: Kit H. Lui